STATEMENTS OF CASH FLOW (Unaudited) (USD $)	6 Months Ended		12 Months Ended		63 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (2,412,597)	$ (1,176,066)	$ (1,995,519)	$ (32,771)	$ (2,056,290)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Common stock issued for services	29,655		37,280		37,280
Common stock issued for services - related parties	150,202	194,780	295,709		295,709
Common stock issued for officers' and directors' fees	37,497	114,000	148,999		148,999
Common stock issued for interest	22,683
Convertible note loan fees		194,445	194,445		194,445
Valuation of warrants on convertible debt	259,434	196,835	275,796		275,796
Depreciation and Amortization	859,838		413		413
Changes in Current Assets and Liabilities
Inventory	396,762		(580,607)		(580,607)
Accounts receivable	(736,868)
Notes receivable	(129,900)
Other current assets	13,230	(44,070)	(27,963)		(27,963)
Accounts payable and accrued liabilities	(66,268)	68,322	204,275	14,055	218,330
Accounts payable - related parties	18,483	24,352	330,322	18,716	349,038
Net cash (used) in by operating activities	(1,557,849)	(427,402)	(1,116,850)		(1,144,850)
Cash flows from investing activities:
Purchase of vehicles	(11,500)	(5,788)
Purchase of office equipment			(5,788)		(5,788)
Net cash provided by (used in) investing activities	(11,500)	(5,788)	(5,788)	0	(5,788)
Cash flows from financing activities
Loans from Officer		30,400	30,400		33,400
Repayments to officer		(25,833)	(30,400)		(30,400)
Convertible note proceeds	884,000	500,000	500,000		500,000
Sale of common stock - net of issuance costs of $44,000	637,350	283,000	698,500		723,500
Note payable payment	(1,199)
Premium Finance			15,932		15,932
Net cash provided by financing activities	1,520,151	787,567	1,214,432	0	1,242,432
Net increase in cash and cash equivalents	(49,198)	354,377	91,794		91,794
Cash and cash equivalents, beginning of year	91,794
Cash and cash equivalents, end of year	42,596	354,377	91,794		91,794
Cash paid during the year for:
Interest	26,466		32,594		32,594
Income Taxes
Non-cash investing and financing activities:
Common stock issued for purchase of Mix1 assets				19,880,000	19,880,000
Purchase of Mix1 assets				(19,880,000)	(19,880,000)
Forgiveness of debt - Officer				(3,000)	(3,000)
Forgiveness of debt contributed to capital				3,000	3,000
Cancellation of Common Stock			(3,333)		(3,333)
Cancellation of Common Stock - Paid in Capital			3,333		3,333
Cashless exercise of Warrants			374		374
Cashless exercise of Warrants - Paid in Capital			(374)		(374)
Total